Document and Entity Information	Jan. 22, 2025
Details
Registrant CIK	0001591913
Document Type	8-K
Document Period End Date	Jan. 22, 2025
Entity Registrant Name	Innovative Payment Solutions, Inc.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-55648
Entity Tax Identification Number	33-1230229
Entity Address, Address Line One	56B 5th Street, Lot 1, #AT
Entity Address, City or Town	Carmel by the Sea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93921
Entity Address, Address Description	Address of principal executive offices
City Area Code	866
Local Phone Number	477-4729
Phone Fax Number Description	Registrant’s telephone number, including area code
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false